Recently issued accounting standards	12 Months Ended
Dec. 31, 2018
Recently issued accounting standards
2 Recently issued accounting standards
Recently adopted accounting standards
ASC Topic 230 – Statement of Cash Flows
In November 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2016-18, “Restricted Cash (a consensus of the FASB Emerging Issues Task Force)” (ASU 2016-18), an update to Accounting Standards Codification (ASC) Topic 230 – Statement of Cash Flows. ASU 2016-18 required that cash amounts described as restricted cash and cash equivalents be included in cash and cash equivalents when reconciling total amounts in the statements of cash flows. ASU 2016-18 was required to be applied retrospectively to all periods presented beginning in the year of adoption. The adoption of ASU 2016-18 on January 1, 2018 did not have an impact on the Group’s financial position, results of operations and cash flows.
In August 2016, the FASB issued ASU 2016-15, “Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force)” (ASU 2016-15), an update to ASC Topic 230 – Statement of Cash Flows. The amendments in ASU 2016-15 provided guidance regarding classification of certain cash receipts and payments where diversity in practice was observed. ASU 2016-15 was required to be applied retrospectively to all periods presented beginning in the year of adoption. The adoption of ASU 2016-15 on January 1, 2018 did not have a material impact on the Group’s financial position, results of operations and cash flows and, as such, prior periods were not restated.
ASC Topic 606 – Revenue from Contracts with Customers
In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers” (ASU 2014-09), creating ASC Topic 606 – Revenue from Contracts with Customers and superseding ASC Topic 605 – Revenue Recognition. The core principle of the guidance was that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflected the consideration to which the entity expected to be entitled in exchange for those goods or services. ASU 2014-09 outlined key steps that an entity should follow to achieve the core principle. ASU 2014-09 also included disclosure requirements that enabled users of the financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.
ASU 2014-09 and its subsequent amendments were effective for the annual reporting period beginning after December 15, 2017, including interim reporting periods within that reporting period. Early adoption was permitted for annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period.
The Group established a cross-functional implementation team and governance structure for the project. The Group’s implementation efforts included the identification of revenue and costs within the scope of the guidance, as well as the evaluation of revenue contracts under the new guidance and related accounting policies. The guidance did not apply to revenue associated with financial instruments, including loans and securities that are accounted for under other US GAAP guidance.
The Group adopted ASU 2014-09 on January 1, 2018 using the modified retrospective approach with a transition adjustment recognized in retained earnings without restating comparatives. As a result of adoption, there was a decrease in retained earnings, net of tax, of CHF 45 million due to a change in timing of the recognition of certain fees in investment banking and private banking.
Additionally, the new revenue recognition criteria required the Group to present underwriting revenue, reimbursed expenses in fund management and in investment banking advisory, gross of offsetting expenses in contrast to prior periods in which the financial statements presented these amounts net of offsetting expenses. Furthermore, with the adoption of ASU 2014-09, the brokerage, clearing and exchange expenses, which are incurred when acting as an agent on behalf of clients buying or selling exchange-traded cash securities, exchange-traded derivatives or centrally cleared OTC derivatives, are offset against the commission income.
> Refer to “Note 14 – Revenue from contracts with customers” for further information.
ASC Topic 715 – Compensation – Retirement Benefits
In March 2017, the FASB issued ASU 2017-07, “Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost” (ASU 2017-07), an update to ASC Topic 715 – Compensation – Retirement Benefits. The amendments in ASU 2017-07 required that the service cost component of the net periodic benefit cost be presented in the same income statement line item(s) as other employee compensation costs arising from services rendered during the period. Other components of the net periodic benefit cost should be reported separately from the line item(s) that included the service cost and outside of any subtotal of operating income. ASU 2017-07 was required to be applied retrospectively to all periods presented beginning in the year of adoption. The adoption of ASU 2017-07 on January 1, 2018 resulted in a restatement that, upon adoption, increased compensation and benefits expenses and decreased general and administrative expenses by CHF 190 million and CHF 80 million as of December 31, 2017 and 2016, respectively.
ASC Topic 820 – Fair Value Measurement
In August 2018, the FASB issued ASU 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (ASU 2018-13), an update to ASC Topic 820 – Fair Value Measurement. The amendments in ASU 2018-13 remove, modify and add certain disclosure requirements in ASC Topic 820, Fair Value Measurement. ASU 2018-13 is effective for annual reporting periods beginning after December 15, 2019 and for the interim periods within those annual reporting periods. Early adoption is permitted, including in an interim period, for any eliminated or modified disclosure requirements. The Group early adopted the provisions for removing and modifying certain disclosures upon issuance of ASU 2018-13. As these amendments relate to disclosures, the adoption did not have an impact on the Group’s financial position, results of operations or cash flows. The Group is currently evaluating the impact of the adoption of the remaining amendments in ASU 2018-13.
ASC Topic 825 – Financial Instruments – Overall
In January 2016, the FASB issued ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities” (ASU 2016-01), an update to ASC Topic 825 – Financial Instruments – Overall. The amendments in ASU 2016-01 addressed certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The amendments primarily affected the accounting for equity investments, financial liabilities under the fair value option and the presentation and disclosure requirements for financial instruments. Early adoption of the full standard was not permitted; however, certain sections of ASU 2016-01 relating to fair value option-elected financial liabilities could be early adopted in isolation. The amendments to ASU 2016-01 required the changes in fair value relating to instrument-specific credit risk of fair value option elected financial liabilities to be presented separately in AOCI. The Group early adopted these sections of the update on January 1, 2016. As a result of the adoption, the Group reclassified CHF 475 million, net of tax, from retained earnings to AOCI. The adoption of the remaining amendments to ASU 2016-01 on January 1, 2018 resulted in a reclassification of unrealized gains and losses previously reported in AOCI for available-for-sale equity securities to retained earnings of CHF 21 million, net of tax. ASU 2016-01 also required that certain equity instruments without readily determinable fair value be measured at fair value, excluding instances in which measurement alternative is applied; however, this requirement did not have a material impact on the Group’s financial position, results of operations or cash flows.
Standards to be adopted in future periods
ASC Topic 220 – Income Statements – Reporting Comprehensive Income
In January 2018, the FASB issued ASU 2018-02, “Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income” (ASU 2018-02), an update to ASC Topic 220 – Income Statement – Reporting Comprehensive Income. The amendments in ASU 2018-02 allow a reclassification from AOCI to retained earnings for the stranded tax effects resulting from the US Tax Cuts and Jobs Act. ASU 2018-02 is effective for annual reporting periods and interim periods within those periods beginning after December 15, 2018. Early adoption was permitted. The adoption of ASU 2018-02 on January 1, 2019 resulted in a net increase in retained earnings of CHF 64 million as a result of the reclassification from AOCI to retained earnings, which was the result of the re-measurement of deferred tax assets and liabilities associated with the change in tax rates.
ASC Topic 326 – Financial Instruments – Credit Losses
In June 2016, the FASB issued ASU 2016-13, “Measurement of Credit Losses on Financial Instruments” (ASU 2016-13), creating ASC Topic 326 – Financial Instruments – Credit Losses. ASU 2016-13 is intended to improve financial reporting by requiring timelier recording of credit losses on financial assets measured at amortized cost basis including, but not limited to loans, net investments in leases recognized as lessor and off-balance sheet credit exposures. ASU 2016-13 eliminates the probable initial recognition threshold under the current incurred loss methodology for recognizing credit losses. Instead, ASU 2016-13 requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions and reasonable and supportable forecasts. The Group will incorporate forward-looking information and macroeconomic factors into its credit loss estimates. ASU 2016-13 requires enhanced disclosures to help investors and other financial statement users to better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. As the Group is a US Securities and Exchange Commission (SEC) filer, ASU 2016-13 and its subsequent amendment are effective for annual reporting periods beginning after December 15, 2019, including interim periods within those annual reporting periods. Early adoption is permitted for annual reporting periods, including interim periods within those annual reporting periods, beginning after December 15, 2018; however, the Group does not intend to early adopt ASU 2016-13.
The Group has established a cross-functional implementation team and governance structure for the project. The Group has decided on a current expected credit loss (CECL) methodology and continues to adjust for key interpretive issues while monitoring the FASB’s ongoing accounting standards development. Furthermore, the Group will continue to monitor the scope assessment, as a basis to determine the requirements and data sourcing of the CECL models, and to design, build and test the models until the effective date.
The Group expects that the new CECL methodology would generally result in increased and more volatile allowance for loan losses. The main impact drivers include:
– the remaining life of the loans measured at amortized cost and the off-balance sheet credit exposures at the adoption date and subsequent reporting dates because of the new requirement to measure lifetime expected credit losses;
– the state of the economy at the adoption date and subsequent reporting dates because of the new requirement to incorporate reasonable and supportable forward looking information and macroeconomic factors; and
– the credit quality of the loans measured at amortized cost and the off-balance sheet credit exposures at the adoption date and subsequent reporting dates.
Upon adoption of the standard, the Group expects a cumulative adjustment to be posted to retained earnings for any changes in credit loss allowances. As the implementation progresses, the Group will continue to evaluate the extent of the impact of the adoption of ASU 2016-13 and its subsequent amendment on the Group’s financial position, results of operations, cash flows and related disclosures.
ASC Topic 350 – Intangibles – Goodwill and Other
In August 2018, the FASB issued ASU 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract” (ASU 2018-15), an update to ASC Subtopic 350-40 – Intangibles – Goodwill and Other – Internal-Use Software. The amendments in ASU 2018-15 align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. ASU 2018-15 is effective for annual reporting periods beginning after December 15, 2019, including interim periods within those annual reporting periods and can be applied either retrospectively or prospectively. Early adoption, including adoption in an interim period, is permitted. The Group elected to early adopt ASU 2018-15 prospectively on January 1, 2019. The adoption of ASU 2018-15 did not have a material impact on the Group’s financial position, results of operations or cash flows.
ASC Topic 715 – Compensation – Retirement Benefits
In August 2018, the FASB issued ASU 2018-14, “Changes to the Disclosure Requirements for Defined Benefit Plans” (ASU 2018-14), an update to ASC Topic 715 – Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic 715-20): Disclosure Framework. ASU 2018-14 modifies the disclosure framework to improve disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. ASU 2018-14 is effective for annual reporting periods ending after December 15, 2020, with early adoption permitted. ASU 2018-14 should be applied on a retrospective approach for all periods presented. As these amendments relate only to disclosures, there will be no impact from the adoption of ASU 2018-14 on the Group’s financial position, results of operations or cash flows.
ASC Topic 810 – Consolidation
In October 2018, the FASB issued ASU 2018-17, “Targeted Improvements to Related Party guidance for Variable Interest Entities” (ASU 2018-17), an update to ASC Topic 810 – Consolidation. ASU 2018-17 amended the variable interest entity guidance to require an entity to consider a decision maker’s indirect interests held through related parties under common control on a proportional basis when determining whether decision-making fees are variable interests. ASU 2018-17 is effective for annual reporting periods beginning after December 15, 2019 and for the interim periods within those annual reporting periods. Early adoption is permitted. ASU 2018-17 should be applied retrospectively with a cumulative effect adjustment to retained earnings at the beginning of the earliest period presented. The Group is currently evaluating the impact of the adoption of ASU 2018-17 on the Group’s financial position, results of operations and cash flows.
ASC Topic 815 – Derivatives and Hedging
In August 2017, the FASB issued ASU 2017-12, “Targeted Improvements to Accounting for Hedging Activities” (ASU 2017-12), an update to ASC Topic 815 – Derivatives and Hedging. ASU 2017-12 makes changes to the hedge accounting model intended to facilitate financial reporting that more closely reflects an entity’s risk management activities and to simplify application of hedge accounting. The amendments in ASU 2017-12 provide more hedging strategies that will be eligible for hedge accounting, ease the documentation and effectiveness assessment requirements and result in changes to the presentation and disclosure requirements of hedge accounting activities. ASU 2017-12 is effective for annual reporting periods beginning after December 15, 2018, and for the interim periods within those annual reporting periods. Early adoption, including adoption in an interim period, was permitted. The adoption of ASU 2017-12 on January 1, 2019 did not have a material impact on the Group’s financial position, results of operations and cash flows.
In October 2018, the FASB issued ASU 2018-16, “Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes” (ASU 2018-16), an update to ASC Topic 815 – Derivatives and Hedging. ASU 2018-16 permits the use of the OIS rate based on the SOFR as a US benchmark interest rate for hedge accounting purposes and was effective for the Group on January 1, 2019. The adoption of ASU 2018-16 on January 1, 2019 did not impact the Group’s existing hedges.
ASC Topic 842 – Leases
In February 2016, the FASB issued ASU 2016-02, “Leases” (ASU 2016-02), creating ASC Topic 842 – Leases and superseding ASC Topic 840 – Leases. ASU 2016-02 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both lessees and lessors. ASU 2016-02 also includes disclosure requirements to provide more information about the amount, timing and uncertainty of cash flows arising from leases. Lessor accounting is substantially unchanged compared to the current accounting guidance. Under the current lessee accounting model the Group is required to distinguish between finance leases, which are recognized on the balance sheet, and operating leases, which are not. ASU 2016-02 requires lessees to present a right-of-use asset and a corresponding lease liability on the balance sheet irrespective of the lease classification. ASU 2016-02 and its subsequent amendments are effective for annual reporting periods beginning after December 15, 2018, and for the interim periods within those annual reporting periods. Early adoption was permitted.
The Group adopted ASU 2016-02 on January 1, 2019 using the modified retrospective approach, with a transition adjustment recognized in retained earnings without restating comparatives. The Group elected the use of the package of practical expedients and the practical expedient to use hindsight.
As a result of adoption, the Group recognized lease liabilities and related right-of-use assets of approximately CHF 3.5 billion and CHF 3.3 billion, respectively. In addition, the Group recognized an increase in retained earnings of approximately CHF 0.2 billion, net of tax, which included both the release of previously deferred gains on sale lease-back transactions and previously unrecognized impairment losses.

Bank
Recently issued accounting standards
2 Recently issued accounting standards
> Refer to “Note 2 – Recently issued accounting standards” in VI – Consolidated financial statements – Credit Suisse Group for recently adopted accounting standards and standards to be adopted in future periods.
The impact on the Bank’s and Group’s financial position, results of operations or cash flows was or is expected to be identical.